Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(4):
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ thousands)
2022	$1,654,892	$(22,452,927)	$672,749	$(4,714,409)	$21.51	$75.25	$(27,009)
2021	$19,967,553	$71,002,544	$7,710,097	$20,678,009	$107.16	$105.85	$(13,558)

Named Executive Officers, Footnote [Text Block]	Mr. Barrett was our PEO and Mr. Schaffer and Ms. Muralidharan were our Non-PEO NEOs for each of the years reported.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting November 9, 2021, the date of the Company’s direct listing, through the end of the listed year in each of the Company and in the S&P 500 Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,654,892	$ 19,967,553
PEO Actually Paid Compensation Amount	$ (22,452,927)	71,002,544
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	$1,654,892	$(48,565)	$(24,059,254)	$(22,452,927)
2021	$19,967,553	$(18,910,825)	$69,945,816	$71,002,544

Year	Summary Compensation Table Average Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	$672,749	$(5,911)	$(5,381,247)	$(4,714,409)
2021	$7,710,097	$(4,898,880)	$17,866,792	$20,678,009

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	$—	$(18,251,455)	$48,565	$(5,856,365)	$—	$—	$(24,059,254)
2021	$40,728,160	$27,481,122	$—	$1,736,535	$—	$—	$69,945,816

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$—	$(3,970,814)	$5,911	$(1,416,344)	$—	$—	$(5,381,247)
2021	$9,984,040	$6,600,611	$—	$1,282,142	$—	$—	$17,866,792

Non-PEO NEO Average Total Compensation Amount	$ 672,749	7,710,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,714,409)	20,678,009
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	$1,654,892	$(48,565)	$(24,059,254)	$(22,452,927)
2021	$19,967,553	$(18,910,825)	$69,945,816	$71,002,544

Year	Summary Compensation Table Average Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	$672,749	$(5,911)	$(5,381,247)	$(4,714,409)
2021	$7,710,097	$(4,898,880)	$17,866,792	$20,678,009

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	$—	$(18,251,455)	$48,565	$(5,856,365)	$—	$—	$(24,059,254)
2021	$40,728,160	$27,481,122	$—	$1,736,535	$—	$—	$69,945,816

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2022	$—	$(3,970,814)	$5,911	$(1,416,344)	$—	$—	$(5,381,247)
2021	$9,984,040	$6,600,611	$—	$1,282,142	$—	$—	$17,866,792

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 21.51	107.16
Peer Group Total Shareholder Return Amount	75.25	105.85
Net Income (Loss)	$ (27,009,000)	(13,558,000)
PEO Name	Mr. Barrett
Additional 402(v) Disclosure [Text Block]	Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 was not directly tied to any performance metric.
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (48,565)	(18,910,825)
PEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,059,254)	69,945,816
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	40,728,160
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,251,455)	27,481,122
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,565	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,856,365)	1,736,535
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Value Of Dividends or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,059,254)	69,945,816
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,911)	(4,898,880)
Non-PEO NEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,381,247)	17,866,792
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	9,984,040
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,970,814)	6,600,611
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,911	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,416,344)	1,282,142
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Value Of Dividends or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,381,247)	$ 17,866,792